Expense Example {- Fidelity Strategic Real Return Fund} - 09.30 Fidelity Strategic Real Return Fund Retail PRO-14 - Fidelity Strategic Real Return Fund - Fidelity Strategic Real Return Fund	Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 72
3 years	235
5 years	436
10 years	$ 1,015